Distribution Date:	09/16/22	Morgan Stanley Capital I Trust 2015-UBS8
Determination Date:	09/12/22
Next Distribution Date:	10/17/22
Record Date:	08/31/22	Commercial Mortgage Pass-Through Certificates
Series 2015-UBS8

Table of Contents
Section	Pages	Role	Party and Contact Information	Contacts
Certificate Distribution Detail	2-3	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	4		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	5		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Midland Loan Services
Additional Information	6
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	7
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	9-13		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	14-15		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	16-17	Trust Advisor	Park Bridge Lender Services LLC
Principal Prepayment Detail	18		CMBS Notices		cmbs.notices@parkbridgefinancial.com
Historical Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	21		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	22				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	23
Modified Loan Detail	24
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61691ABG7	1.966000%	32,700,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61691ABH5	3.324000%	6,300,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61691ABJ1	3.626000%	51,500,000.00	32,697,068.73	866,891.55	98,799.64	0.00	0.00	965,691.19	31,830,177.18	30.84%	30.00%
A-3	61691ABK8	3.540000%	160,000,000.00	153,019,684.67	0.00	451,408.07	0.00	0.00	451,408.07	153,019,684.67	30.84%	30.00%
A-4	61691ABL6	3.809000%	313,000,000.00	313,000,000.00	0.00	993,514.17	0.00	0.00	993,514.17	313,000,000.00	30.84%	30.00%
A-S	61691ABN2	4.114000%	48,300,000.00	48,300,000.00	0.00	165,588.50	0.00	0.00	165,588.50	48,300,000.00	24.13%	24.00%
B	61691ABP7	4.315000%	53,331,000.00	53,331,000.00	0.00	191,769.39	0.00	0.00	191,769.39	53,331,000.00	16.72%	17.38%
C	61691ABQ5	4.732767%	37,231,000.00	37,231,000.00	0.00	146,838.05	0.00	0.00	146,838.05	37,231,000.00	11.55%	12.75%
D	61691AAQ6	3.180000%	25,156,000.00	25,156,000.00	0.00	66,663.40	0.00	0.00	66,663.40	25,156,000.00	8.05%	9.63%
E	61691AAS2	3.180000%	18,113,000.00	18,113,000.00	0.00	47,999.45	0.00	0.00	47,999.45	18,113,000.00	5.54%	7.38%
F	61691AAU7	3.430000%	18,700,000.00	18,700,000.00	0.00	20,530.04	0.00	0.00	20,530.04	18,700,000.00	2.94%	5.05%
G	61691AAW3	3.430000%	10,481,000.00	10,481,000.00	0.00	0.00	0.00	0.00	0.00	10,481,000.00	1.48%	3.75%
H	61691AAY9	3.430000%	7,293,000.00	7,293,000.00	0.00	0.00	0.00	0.00	0.00	7,293,000.00	0.47%	2.84%
J	61691ABA0	3.430000%	22,895,200.00	3,386,501.49	0.00	0.00	0.00	0.00	0.00	3,386,501.49	0.00%	0.00%
V	61691ABD4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61691ABE2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			805,000,200.00	720,708,254.89	866,891.55	2,183,110.71	0.00	0.00	3,050,002.26	719,841,363.34

X-A	61691ABM4	1.018302%	563,500,000.00	498,716,753.40	0.00	423,203.42	0.00	0.00	423,203.42	497,849,861.85
X-B	61691AAA1	0.513292%	101,631,000.00	101,631,000.00	0.00	43,472.01	0.00	0.00	43,472.01	101,631,000.00
X-D	61691AAC7	1.552767%	43,269,000.00	43,269,000.00	0.00	55,988.91	0.00	0.00	55,988.91	43,269,000.00
X-F	61691AAG8	1.302767%	18,700,000.00	18,700,000.00	0.00	20,301.46	0.00	0.00	20,301.46	18,700,000.00
X-G	61691AAJ2	1.302767%	10,481,000.00	10,481,000.00	0.00	11,378.59	0.00	0.00	11,378.59	10,481,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-H	61691AAL7	1.302767%	7,293,000.00	7,293,000.00	0.00	7,917.57	0.00	0.00	7,917.57	7,293,000.00
X-J	61691AAN3	1.302767%	22,895,200.00	3,386,501.49	0.00	3,676.52	0.00	0.00	3,676.52	3,386,501.49
Notional SubTotal			767,769,200.00	683,477,254.89	0.00	565,938.48	0.00	0.00	565,938.48	682,610,363.34

Deal Distribution Total					866,891.55	2,749,049.19	0.00	0.00	3,615,940.74

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61691ABG7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61691ABH5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61691ABJ1	634.89453845	16.83284563	1.91843961	0.00000000	0.00000000	0.00000000	0.00000000	18.75128524	618.06169282
A-3	61691ABK8	956.37302919	0.00000000	2.82130044	0.00000000	0.00000000	0.00000000	0.00000000	2.82130044	956.37302919
A-4	61691ABL6	1,000.00000000	0.00000000	3.17416668	0.00000000	0.00000000	0.00000000	0.00000000	3.17416668	1,000.00000000
A-S	61691ABN2	1,000.00000000	0.00000000	3.42833333	0.00000000	0.00000000	0.00000000	0.00000000	3.42833333	1,000.00000000
B	61691ABP7	1,000.00000000	0.00000000	3.59583338	0.00000000	0.00000000	0.00000000	0.00000000	3.59583338	1,000.00000000
C	61691ABQ5	1,000.00000000	0.00000000	3.94397276	0.00000000	0.00000000	0.00000000	0.00000000	3.94397276	1,000.00000000
D	61691AAQ6	1,000.00000000	0.00000000	2.65000000	0.00000000	0.00000000	0.00000000	0.00000000	2.65000000	1,000.00000000
E	61691AAS2	1,000.00000000	0.00000000	2.65000000	0.00000000	0.00000000	0.00000000	0.00000000	2.65000000	1,000.00000000
F	61691AAU7	1,000.00000000	0.00000000	1.09786310	1.76047005	7.89804385	0.00000000	0.00000000	1.09786310	1,000.00000000
G	61691AAW3	1,000.00000000	0.00000000	0.00000000	2.85833317	14.29166587	0.00000000	0.00000000	0.00000000	1,000.00000000
H	61691AAY9	1,000.00000000	0.00000000	0.00000000	2.85833265	14.29166461	0.00000000	0.00000000	0.00000000	1,000.00000000
J	61691ABA0	147.91316477	0.00000000	0.00000000	0.42278513	113.64798779	0.00000000	0.00000000	0.00000000	147.91316477
V	61691ABD4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61691ABE2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61691ABM4	885.03416752	0.00000000	0.75102648	0.00000000	0.00000000	0.00000000	0.00000000	0.75102648	883.49576193
X-B	61691AAA1	1,000.00000000	0.00000000	0.42774360	0.00000000	0.00000000	0.00000000	0.00000000	0.42774360	1,000.00000000
X-D	61691AAC7	1,000.00000000	0.00000000	1.29397282	0.00000000	0.00000000	0.00000000	0.00000000	1.29397282	1,000.00000000
X-F	61691AAG8	1,000.00000000	0.00000000	1.08563957	0.00000000	0.00000000	0.00000000	0.00000000	1.08563957	1,000.00000000
X-G	61691AAJ2	1,000.00000000	0.00000000	1.08563973	0.00000000	0.00000000	0.00000000	0.00000000	1.08563973	1,000.00000000
X-H	61691AAL7	1,000.00000000	0.00000000	1.08563965	0.00000000	0.00000000	0.00000000	0.00000000	1.08563965	1,000.00000000
X-J	61691AAN3	147.91316477	0.00000000	0.16058038	0.00000000	0.00000000	0.00000000	0.00000000	0.16058038	147.91316477

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	08/01/22 - 08/30/22	30	0.00	98,799.64	0.00	98,799.64	0.00	0.00	0.00	98,799.64	0.00
A-3	08/01/22 - 08/30/22	30	0.00	451,408.07	0.00	451,408.07	0.00	0.00	0.00	451,408.07	0.00
A-4	08/01/22 - 08/30/22	30	0.00	993,514.17	0.00	993,514.17	0.00	0.00	0.00	993,514.17	0.00
X-A	08/01/22 - 08/30/22	30	0.00	423,203.42	0.00	423,203.42	0.00	0.00	0.00	423,203.42	0.00
X-B	08/01/22 - 08/30/22	30	0.00	43,472.01	0.00	43,472.01	0.00	0.00	0.00	43,472.01	0.00
X-D	08/01/22 - 08/30/22	30	0.00	55,988.91	0.00	55,988.91	0.00	0.00	0.00	55,988.91	0.00
X-F	08/01/22 - 08/30/22	30	0.00	20,301.46	0.00	20,301.46	0.00	0.00	0.00	20,301.46	0.00
X-G	08/01/22 - 08/30/22	30	0.00	11,378.59	0.00	11,378.59	0.00	0.00	0.00	11,378.59	0.00
X-H	08/01/22 - 08/30/22	30	0.00	7,917.57	0.00	7,917.57	0.00	0.00	0.00	7,917.57	0.00
X-J	08/01/22 - 08/30/22	30	0.00	3,676.52	0.00	3,676.52	0.00	0.00	0.00	3,676.52	0.00
A-S	08/01/22 - 08/30/22	30	0.00	165,588.50	0.00	165,588.50	0.00	0.00	0.00	165,588.50	0.00
B	08/01/22 - 08/30/22	30	0.00	191,769.39	0.00	191,769.39	0.00	0.00	0.00	191,769.39	0.00
C	08/01/22 - 08/30/22	30	0.00	146,838.05	0.00	146,838.05	0.00	0.00	0.00	146,838.05	0.00
D	08/01/22 - 08/30/22	30	0.00	66,663.40	0.00	66,663.40	0.00	0.00	0.00	66,663.40	0.00
E	08/01/22 - 08/30/22	30	0.00	47,999.45	0.00	47,999.45	0.00	0.00	0.00	47,999.45	0.00
F	08/01/22 - 08/30/22	30	114,772.63	53,450.83	0.00	53,450.83	32,920.79	0.00	0.00	20,530.04	147,693.42
G	08/01/22 - 08/30/22	30	119,832.76	29,958.19	0.00	29,958.19	29,958.19	0.00	0.00	0.00	149,790.95
H	08/01/22 - 08/30/22	30	83,383.29	20,845.82	0.00	20,845.82	20,845.82	0.00	0.00	0.00	104,229.11
J	08/01/22 - 08/30/22	30	2,592,313.66	9,679.75	0.00	9,679.75	9,679.75	0.00	0.00	0.00	2,601,993.41
Totals			2,910,302.34	2,842,453.74	0.00	2,842,453.74	93,404.55	0.00	0.00	2,749,049.19	3,003,706.89

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

	Additional Information
Total Available Distribution Amount (1)	3,615,940.74
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,852,680.14	Master Servicing Fee	6,101.19
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,103.05
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	310.31
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	711.90
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,852,680.14	Total Fees	10,226.45

Principal		Expenses/Reimbursements
Scheduled Principal	866,891.55	Reimbursement for Interest on Advances	1,020.45
Unscheduled Principal Collections		ASER Amount	73,824.64
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	16,306.76
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	2,252.71
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	866,891.55	Total Expenses/Reimbursements	93,404.56

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,749,049.19
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	866,891.55
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,615,940.74
Total Funds Collected	3,719,571.69	Total Funds Distributed	3,719,571.75

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	720,708,254.89	720,708,254.89	Beginning Certificate Balance	720,708,254.89
(-) Scheduled Principal Collections	866,891.55	866,891.55	(-) Principal Distributions	866,891.55
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	719,841,363.34	719,841,363.34	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	722,086,187.75	722,086,187.75	Ending Certificate Balance	719,841,363.34
Ending Actual Collateral Balance	721,287,079.46	721,287,079.46

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.73%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	5	66,966,027.81	9.30%	39	4.8974	NAP	Defeased	5	66,966,027.81	9.30%	39	4.8974	NAP
5,000,000 or less	13	44,108,441.59	6.13%	37	4.7537	2.028779	1.30 or less	12	190,507,333.12	26.47%	38	4.5581	0.774637
5,000,001 to 10,000,000	18	140,152,187.73	19.47%	37	4.7351	1.638367	1.31 to 1.40	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	10	116,622,572.56	16.20%	37	4.6780	1.704128	1.41 to 1.50	4	34,635,732.44	4.81%	38	4.7201	1.437717
15,000,001 to 20,000,000	2	32,303,430.16	4.49%	39	4.6013	3.606626	1.51 to 1.60	3	28,380,512.42	3.94%	38	5.0069	1.556653
20,000,001 to 25,000,000	4	87,383,452.99	12.14%	38	4.6770	0.925440	1.61 to 1.70	4	34,960,239.69	4.86%	38	4.7643	1.663594
25,000,001 to 50,000,000	1	40,000,000.00	5.56%	39	4.3085	1.970000	1.71 to 1.80	4	27,311,861.66	3.79%	38	4.8401	1.756301
50,000,001 or greater	3	192,305,250.50	26.71%	38	4.3275	1.788557	1.81 to 1.90	3	16,693,008.57	2.32%	37	4.7468	1.890261
Totals	56	719,841,363.34	100.00%	38	4.5964	1.726631	1.91 to 2.00	3	53,304,464.18	7.41%	39	4.4352	1.968998
							2.01 to 3.00	15	239,347,950.63	33.25%	38	4.4729	2.193997
							3.01 or greater	3	27,734,232.82	3.85%	38	4.3928	4.638825
							Totals	56	719,841,363.34	100.00%	38	4.5964	1.726631
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	5	66,966,027.81	9.30%	39	4.8974	NAP
							Defeased	5	66,966,027.81	9.30%	39	4.8974	NAP
Alabama	3	4,802,945.93	0.67%	37	5.0890	0.960116
							Industrial	4	21,463,119.82	2.98%	37	4.6364	2.251998
California	4	105,910,347.27	14.71%	38	4.7634	1.548423
							Lodging	12	116,499,268.62	16.18%	37	4.9843	1.340229
Colorado	2	6,252,822.62	0.87%	38	4.6112	2.713908
							Mobile Home Park	2	10,060,059.77	1.40%	39	5.1827	1.883839
Connecticut	1	7,628,101.05	1.06%	31	4.4800	2.460000
							Multi-Family	10	85,772,826.53	11.92%	37	4.5766	1.828192
Florida	7	121,444,182.70	16.87%	39	4.4604	2.569505
							Office	4	88,393,967.97	12.28%	38	4.2165	1.185810
Georgia	2	17,444,827.16	2.42%	37	5.0282	0.763221
							Retail	27	316,421,927.66	43.96%	38	4.4843	1.982156
Illinois	5	29,389,374.80	4.08%	38	5.0010	1.299458
							Self Storage	2	14,264,162.04	1.98%	37	4.5031	1.803313
Louisiana	1	7,158,229.45	0.99%	38	5.0185	3.350000
							Totals	66	719,841,363.34	100.00%	38	4.5964	1.726631
Massachusetts	1	6,632,948.41	0.92%	35	4.0856	1.900000

Michigan	4	24,644,951.64	3.42%	37	4.4683	1.757372

Mississippi	4	27,775,693.46	3.86%	39	4.4670	1.858722

New Jersey	5	43,533,070.71	6.05%	37	4.6838	1.764853

New York	3	84,320,250.50	11.71%	38	4.1826	1.290903

North Carolina	1	1,556,291.40	0.22%	38	5.0442	1.800000

Ohio	3	26,455,184.97	3.68%	37	4.6216	1.491094

Pennsylvania	2	43,972,293.58	6.11%	39	4.3511	1.954643

Tennessee	1	7,029,218.43	0.98%	38	5.2206	0.770000

Texas	10	74,603,984.11	10.36%	37	4.6002	1.353265

Virginia	1	10,514,162.04	1.46%	37	4.4500	1.430000

Washington	1	1,806,452.19	0.25%	38	5.8120	1.810000

Totals	66	719,841,363.34	100.00%	38	4.5964	1.726631

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	66,966,027.81	9.30%	39	4.8974	NAP	Defeased	5	66,966,027.81	9.30%	39	4.8974	NAP
	4.5000% or less	18	329,100,008.81	45.72%	38	4.2635	1.931495	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 5.0000%	22	215,814,430.97	29.98%	38	4.7247	1.806360	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0001% to 5.5000%	10	106,154,443.27	14.75%	38	5.1573	1.028754	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.5001% or greater	1	1,806,452.48	0.25%	38	5.8120	1.810000	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	56	719,841,363.34	100.00%	38	4.5964	1.726631	49 months or greater	51	652,875,335.53	90.70%	38	4.5656	1.743013
								Totals	56	719,841,363.34	100.00%	38	4.5964	1.726631
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	66,966,027.81	9.30%	39	4.8974	NAP	Defeased	5	66,966,027.81	9.30%	39	4.8974	NAP
	60 months or less	51	652,875,335.53	90.70%	38	4.5656	1.743013	Interest Only	9	235,735,000.00	32.75%	39	4.3879	2.302234
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	298 months or less	42	417,140,335.53	57.95%	37	4.6660	1.426985
	Totals	56	719,841,363.34	100.00%	38	4.5964	1.726631	299 months to 311 months	0	0.00	0.00%	0	0.0000	0.000000
								312 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	56	719,841,363.34	100.00%	38	4.5964	1.726631
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	5	66,966,027.81	9.30%	39	4.8974	NAP				None
Underwriter's Information		2	19,826,075.13	2.75%	39	5.0330	1.483316
	12 months or less	48	627,421,581.95	87.16%	38	4.5454	1.761382
	13 months to 24 months	1	5,627,678.45	0.78%	39	5.1680	0.610000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	56	719,841,363.34	100.00%	38	4.5964	1.726631
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	30296340	OF	New York	NY	Actual/360	4.117%	240,813.13	98,136.73	0.00	N/A	11/06/25	--	67,918,387.23	67,820,250.50	09/06/22
2	30296481	RT	Ellenton	FL	Actual/360	4.298%	214,686.19	0.00	0.00	N/A	12/01/25	--	58,000,000.00	58,000,000.00	09/01/22
2A	30296483	RT	Ellenton	FL	Actual/360	4.298%	37,014.86	0.00	0.00	N/A	12/01/25	--	10,000,000.00	10,000,000.00	09/01/22
3	30310355	RT	Encinitas	CA	Actual/360	4.567%	261,465.19	0.00	0.00	N/A	11/01/25	--	66,485,000.00	66,485,000.00	09/01/22
4	30296548	OF	Carmel	IN	Actual/360	4.981%	113,471.88	36,521.75	0.00	N/A	12/06/25	--	26,452,633.29	26,416,111.54	09/06/22
4A	30296549	OF	Carmel	IN	Actual/360	4.981%	97,261.61	31,304.36	0.00	N/A	12/06/25	--	22,673,685.95	22,642,381.59	09/06/22
5	30296476	RT	Grove City	PA	Actual/360	4.309%	148,403.89	0.00	0.00	N/A	12/01/25	--	40,000,000.00	40,000,000.00	09/01/22
6	30296167	RT	Eagle Pass	TX	Actual/360	4.015%	78,608.19	40,966.26	0.00	N/A	09/06/25	--	22,734,772.41	22,693,806.15	02/06/22
7	30296474	RT	Gulfport	MS	Actual/360	4.348%	89,869.00	0.00	0.00	N/A	12/01/25	--	24,000,000.00	24,000,000.00	09/01/22
8	30310356	LO	Burlingame	CA	Actual/360	5.259%	93,190.49	33,938.90	0.00	N/A	11/06/25	--	20,579,852.95	20,545,914.05	09/06/22
9	30296487	RT	Various	Various	Actual/360	5.221%	90,707.09	33,500.85	0.00	N/A	11/06/25	--	20,177,233.64	20,143,732.79	09/06/22
11	30310357	LO	Buena Park	CA	Actual/360	5.082%	67,129.24	36,306.51	0.00	N/A	12/01/25	--	15,339,736.67	15,303,430.16	09/01/22
12	30296472	RT	Florida City	FL	Actual/360	4.168%	61,022.21	0.00	0.00	N/A	12/01/25	--	17,000,000.00	17,000,000.00	09/01/22
13	30310358	MF	Orlando	FL	Actual/360	4.800%	61,285.93	22,922.86	0.00	N/A	11/01/25	--	14,827,241.78	14,804,318.92	09/01/22
14	30295857	LO	Cape May	NJ	Actual/360	4.833%	58,735.67	25,531.20	0.00	N/A	08/06/25	--	14,112,923.01	14,087,391.81	09/06/22
15	30296508	MF	Houston	TX	Actual/360	5.109%	56,417.49	41,836.82	0.00	N/A	11/06/25	--	12,825,112.78	12,783,275.96	09/06/22
16	30296460	RT	Porter	TX	Actual/360	4.826%	48,391.31	17,914.69	0.00	N/A	11/06/25	--	11,644,501.38	11,626,586.69	09/06/22
17	30310359	MF	Kettering	OH	Actual/360	4.294%	40,430.15	21,384.75	0.00	N/A	10/06/25	--	10,934,125.93	10,912,741.18	09/06/22
18	30310360	SS	Herndon	VA	Actual/360	4.450%	40,366.63	20,079.62	0.00	N/A	10/01/25	--	10,534,241.84	10,514,162.22	09/01/22
19	30296409	RT	Marietta	OH	Actual/360	4.933%	43,418.21	17,847.64	0.00	N/A	11/06/25	--	10,220,778.44	10,202,930.80	09/06/22
20	30296467	IN	Branchburg	NJ	Actual/360	4.575%	40,992.49	16,770.31	0.00	N/A	11/06/25	--	10,404,375.81	10,387,605.50	09/06/22
21	30310361	MF	Southfield	MI	Actual/360	4.290%	39,410.61	14,960.68	0.00	N/A	10/01/25	--	10,668,336.82	10,653,376.14	09/01/22
22	30296105	MF	Bloomingdale	NJ	Actual/360	4.487%	41,210.63	14,443.08	0.00	N/A	09/06/25	--	10,664,626.42	10,650,183.34	09/06/22
23	30296463	LO	Englewood	NJ	Actual/360	4.816%	35,021.85	36,461.66	0.00	N/A	11/06/25	--	8,444,351.84	8,407,890.18	08/06/20
24	30296163	LO	Atlanta	GA	Actual/360	5.226%	44,114.29	16,467.43	0.00	N/A	09/06/25	--	9,802,062.32	9,785,594.89	09/06/22
25	30296511	LO	Lincolnshire	IL	Actual/360	4.978%	39,120.93	15,815.97	0.00	N/A	11/06/25	--	9,127,223.78	9,111,407.81	09/06/22
26	30310362	OF	Houston	TX	Actual/360	4.485%	32,195.84	23,302.30	0.00	N/A	11/01/25	--	8,336,392.79	8,313,090.49	09/01/22
27	30310363	LO	Panama City Beach	FL	Actual/360	4.800%	34,739.31	15,103.90	0.00	N/A	10/06/25	--	8,404,671.80	8,389,567.90	09/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
28	30296509	LO	Glenview	IL	Actual/360	4.978%	34,850.42	14,089.47	0.00	N/A	11/06/25	--	8,130,879.62	8,116,790.15	09/06/22
29	30310364	MH	New Port Richey	FL	Actual/360	5.045%	35,912.90	13,053.55	0.00	N/A	12/01/25	--	8,266,661.13	8,253,607.58	09/01/22
30	30310365	MF	New York	NY	Actual/360	4.450%	34,487.50	0.00	0.00	N/A	12/01/25	--	9,000,000.00	9,000,000.00	09/01/22
31	30296376	LO	DeSoto	TX	Actual/360	4.897%	33,646.56	14,102.44	0.00	N/A	10/06/25	--	7,979,054.20	7,964,951.76	09/06/22
32	30310366	RT	Lawrenceville	GA	Actual/360	4.775%	31,549.89	13,768.44	0.00	N/A	11/01/25	--	7,673,000.96	7,659,232.52	09/01/22
33	30310367	LO	New London	CT	Actual/360	4.480%	29,481.49	13,991.31	0.00	N/A	04/01/25	--	7,642,092.36	7,628,101.05	09/01/22
34	30296462	LO	Harvey	LA	Actual/360	5.019%	31,015.29	18,766.52	0.00	N/A	11/06/25	--	7,176,995.89	7,158,229.37	09/06/22
35	30310368	MH	Tucson	AZ	Actual/360	4.499%	29,394.43	12,402.21	0.00	N/A	11/01/25	--	7,587,346.44	7,574,944.23	09/01/22
37	30310034	OF	Boston	MA	Actual/360	4.086%	23,399.68	18,217.52	0.00	08/06/25	04/06/29	--	6,651,166.03	6,632,948.51	09/06/22
38	30310369	MF	New York	NY	Actual/360	4.450%	28,739.58	0.00	0.00	N/A	11/01/25	--	7,500,000.00	7,500,000.00	09/01/22
39	30296067	IN	Danbury	CT	Actual/360	4.959%	27,998.57	11,541.01	0.00	N/A	09/06/25	--	6,556,659.33	6,545,118.32	09/06/22
41	30310371	OF	Elgin	IL	Actual/360	5.168%	25,086.18	9,383.37	0.00	N/A	12/01/25	--	5,637,061.82	5,627,678.45	05/01/20
42	30310372	MF	Clinton	MI	Actual/360	4.504%	20,453.16	9,962.22	0.00	N/A	10/06/25	--	5,273,546.87	5,263,584.65	09/06/22
43	30296140	RT	Romeoville	IL	Actual/360	4.824%	20,640.10	8,952.28	0.00	N/A	09/06/25	--	4,969,244.39	4,960,292.11	09/06/22
44	30296185	RT	Grove City	OH	Actual/360	4.696%	21,618.75	6,892.45	0.00	N/A	10/06/25	--	5,346,404.87	5,339,512.42	09/06/22
45	30310373	IN	Fort Myers	FL	Actual/360	5.114%	22,037.16	7,329.26	0.00	N/A	10/06/25	--	5,004,017.51	4,996,688.25	09/06/22
46	30310374	RT	Detroit	MI	Actual/360	4.867%	18,981.34	6,397.35	0.00	N/A	12/01/25	--	4,529,042.32	4,522,644.97	08/01/22
47	30310375	MF	Flint Township	MI	Actual/360	4.447%	16,133.47	8,035.65	0.00	N/A	10/06/25	--	4,213,381.43	4,205,345.78	09/06/22
48	30296217	RT	Doylestown	PA	Actual/360	4.781%	16,381.65	7,175.28	0.00	N/A	10/06/25	--	3,979,469.21	3,972,293.93	09/06/22
49	30310376	MH	Tucson	AZ	Actual/360	4.499%	14,697.22	6,201.10	0.00	N/A	11/01/25	--	3,793,673.23	3,787,472.13	09/01/22
50	30310377	RT	Katy	TX	Actual/360	4.502%	13,141.88	6,370.08	0.00	N/A	11/01/25	--	3,389,945.80	3,383,575.72	09/01/22
51	30310378	SS	Aurora	CO	Actual/360	4.652%	15,022.08	0.00	0.00	N/A	11/06/25	--	3,750,000.00	3,750,000.00	09/06/22
52	30296127	IN	San Jose	CA	Actual/360	4.207%	12,971.83	5,135.85	0.00	N/A	09/06/25	--	3,581,139.30	3,576,003.45	09/06/22
53	30310379	RT	Garland	TX	Actual/360	4.642%	12,356.71	5,673.80	0.00	N/A	11/01/25	--	3,091,280.31	3,085,606.51	09/01/22
54	30310380	IN	Aspen	CO	Actual/360	4.550%	9,824.62	4,700.70	0.00	N/A	10/01/25	--	2,507,523.61	2,502,822.91	09/01/22
55	30310381	RT	Mobile	AL	Actual/360	4.867%	7,537.45	7,865.28	0.00	N/A	09/06/25	--	1,798,288.99	1,790,423.71	09/06/22
56	30296461	MH	Sequim	WA	Actual/360	5.812%	9,054.39	2,695.96	0.00	N/A	11/06/25	--	1,809,148.44	1,806,452.48	09/06/22
57	30296410	RT	Asheville	NC	Actual/360	5.044%	6,771.53	2,670.18	0.00	N/A	11/06/25	--	1,558,961.95	1,556,291.77	09/06/22
Totals							2,852,680.14	866,891.55	0.00				720,708,254.89	719,841,363.34
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	13,336,089.20	13,543,725.12	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
2	18,160,154.00	4,399,693.76	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	18,160,154.00	4,399,693.76	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3	6,264,875.57	6,549,863.78	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
5	14,002,218.56	3,151,635.20	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6	1,511,144.16	0.00	--	--	05/11/22	16,047,538.07	272,112.66	63,936.05	564,235.42	0.00	0.00
7	6,328,685.64	1,237,232.12	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
8	251,749.00	(58,996.85)	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1,436,825.48	18,169.39	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	03/11/22	0.00	0.00	0.00	0.00	0.00	0.00
12	4,352,875.44	1,048,072.48	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,398,671.01	1,772,515.34	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
14	5,694,509.16	0.00	--	--	03/11/22	0.00	0.00	0.00	0.00	0.00	0.00
15	2,080,749.46	2,236,127.83	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,204,894.06	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,603,641.37	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,007,284.92	1,053,003.17	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
19	886,260.64	147,017.53	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,517,883.11	1,558,834.09	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
21	922,281.12	181,988.08	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,247,865.02	1,397,633.02	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
23	(283,414.16)	0.00	--	--	04/11/22	0.00	2,782.83	71,401.34	1,782,642.59	979,358.12	0.00
24	25,174.15	0.00	--	--	06/13/22	0.00	0.00	0.00	0.00	0.00	0.00
25	851,003.74	1,097,603.28	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
26	743,075.47	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,761,948.05	1,651,507.58	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	962,582.47	1,061,977.24	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,031,014.75	1,125,391.40	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
30	686,038.85	175,334.85	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,425,153.81	1,262,314.16	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,021,421.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,475,396.38	1,408,810.38	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,139,575.02	2,176,087.36	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	25,051,707.07	25,277,467.96	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
38	547,654.25	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	505,012.26	0.00	--	--	04/11/22	4,195,152.16	316,579.30	15,679.58	638,665.16	337,084.96	0.00
42	1,050,992.47	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	567,225.21	575,481.42	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
44	617,487.37	694,612.30	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
45	605,064.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	25,359.19	25,359.19	0.00	0.00
47	975,089.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	526,148.68	543,065.67	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	310,213.06	402,746.46	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	21,433.78	0.00
51	514,081.49	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	754,419.41	789,618.32	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
53	447,260.89	462,520.68	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
54	400,068.41	453,772.78	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
55	245,653.04	61,438.26	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
56	260,027.58	257,833.98	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
57	207,932.48	212,829.79	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	145,793,817.59	82,326,621.69				20,242,690.23	591,474.79	176,376.16	3,010,902.36	1,337,876.86	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/16/22	0	0.00	0	0.00	3	36,729,374.78	1	4,960,292.11	3	35,949,585.65	0	0.00	0	0.00	0	0.00	4.596434%	4.579959%	38
08/17/22	0	0.00	0	0.00	3	36,816,186.07	1	4,969,244.39	4	36,013,926.59	0	0.00	0	0.00	1	0.00	4.596592%	4.580114%	39
07/15/22	1	4,535,412.97	0	0.00	4	56,160,476.56	1	4,978,159.64	4	55,335,843.55	0	0.00	0	0.00	0	0.00	4.591804%	4.575479%	40
06/17/22	0	0.00	0	0.00	4	56,280,007.55	1	4,987,703.53	4	55,432,913.47	0	0.00	0	0.00	0	0.00	4.591965%	4.575638%	41
05/17/22	0	0.00	2	27,408,037.39	3	33,532,896.24	1	4,996,542.42	4	55,522,975.87	1	5,026,519.83	0	0.00	0	0.00	4.592116%	4.575786%	42
04/18/22	3	42,945,592.95	0	0.00	3	33,608,627.88	1	5,006,012.71	4	55,619,374.33	0	0.00	0	0.00	0	0.00	4.592275%	4.575942%	43
03/17/22	0	0.00	0	0.00	3	33,679,739.43	1	5,014,775.87	4	55,708,745.48	0	0.00	0	0.00	0	0.00	4.592425%	4.576090%	44
02/17/22	0	0.00	0	0.00	3	33,763,567.24	1	5,025,514.47	4	55,817,866.17	1	9,906,434.32	0	0.00	0	0.00	4.592603%	4.576266%	45
01/18/22	2	38,630,557.04	0	0.00	4	43,756,413.80	1	5,034,196.96	4	55,906,501.04	0	0.00	0	0.00	1	6,980,315.44	4.592748%	4.576408%	46
12/17/21	1	23,070,070.04	0	0.00	5	59,477,776.91	1	5,042,843.54	4	55,994,807.46	0	0.00	0	0.00	0	0.00	4.597676%	4.581376%	47
11/18/21	0	0.00	0	0.00	5	59,606,343.03	1	5,052,128.47	4	56,089,512.71	0	0.00	0	0.00	0	0.00	4.597834%	4.581532%	48
10/18/21	0	0.00	0	0.00	5	59,726,366.50	1	5,060,700.88	3	50,443,717.54	0	0.00	0	0.00	0	0.00	4.597981%	4.581677%	49
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
6	30296167	02/06/22	6	6	63,936.05	564,235.42	0.00	22,990,318.55	06/15/20	7			07/06/21
23	30296463	08/06/20	24	6	71,401.34	1,782,642.59	1,194,899.05	9,291,459.52	07/10/20	98
41	30310371	05/01/20	27	6	15,679.58	638,665.16	398,792.66	5,886,915.48	07/01/20	7			11/19/21
46	30310374	08/01/22	0	B	25,359.19	25,359.19	0.00	4,529,042.32	01/28/22	8
Totals					176,376.16	3,010,902.36	1,593,691.71	42,697,735.87
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		81,716,915	46,434,716	0		35,282,199
37 - 48 Months		631,491,500	617,455,931	8,407,890		5,627,678
49 - 60 Months		0	0	0		0
> 60 Months		6,632,949	6,632,949	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-22	719,841,363	670,523,595	0	0	8,407,890	28,321,485
Aug-22	720,708,255	671,280,732	0	0	8,444,352	28,371,834
Jul-22	740,829,444	667,499,365	4,535,413	0	8,480,663	47,679,814
Jun-22	741,782,041	672,843,465	0	0	8,517,959	47,762,049
May-22	742,664,617	669,042,449	0	4,548,684	8,553,966	47,838,284
Apr-22	743,610,027	654,350,373	20,043,298	0	8,590,969	47,919,954
Mar-22	744,485,206	675,135,011	0	0	8,626,674	47,995,608
Feb-22	745,556,824	676,047,747	0	0	8,665,696	48,088,190
Jan-22	746,424,126	651,259,680	15,600,294	0	18,623,453	48,163,224
Dec-21	754,285,318	658,937,801	0	0	34,309,866	48,237,981
Nov-21	755,230,624	659,688,557	0	0	34,400,425	48,318,227
Oct-21	756,104,101	660,380,474	0	0	40,219,209	42,658,990
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
6	30296167	22,693,806.15	22,990,318.55	7,310,000.00	02/17/22	1,511,144.16	1.05000	12/31/21	09/06/25	278
11	30310357	15,303,430.16	15,303,430.16	17,300,000.00	06/09/21	2,195,714.00	1.57000	--	12/01/25	218
23	30296463	8,407,890.18	9,291,459.52	13,500,000.00	03/01/22	(283,414.16)	(0.33000)	09/30/21	11/06/25	157
24	30296163	9,785,594.89	9,785,594.89	12,000,000.00	03/01/22	25,174.15	0.03000	12/31/21	09/06/25	275
41	30310371	5,627,678.45	5,886,915.48	2,350,000.00	01/28/22	505,012.26	0.61000	06/30/21	12/01/25	278
46	30310374	4,522,644.97	4,529,042.32	5,350,000.00	05/12/22	362,379.00	1.19000	--	12/01/25	278
Totals		66,341,044.80	67,786,760.92	57,810,000.00		4,316,009.41

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					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
6	30296167	RT	TX	06/15/20	7

9/12/2022 - Foreclosure sale was conducted on 07/06/21. In-line currently 62% occupied, 86% inclusive of specialty leasing, out parcels and department stores. Mexican border reopened November 2021. New leasing and renewal activity.

11	30310357	LO	CA	01/09/20	9

9/12/2022 - Loan transferred to SS due to non-monetary default driven by poor performance. The City of Buena Park threatened with revoking the Conditional Use Permit due to code violations. Borrower filed BK protection. Loan assumption

	completed 11/15/20 21. The Loan is in default due to a flag change that was effectuated without Lender''s consent. SS is currently evaluating the proposed franchise agreement.

23	30296463	LO	NJ	07/10/20	98

9/12/2022 - Loan transferred for Imminent Monetary Default as a result of the Covid-19 pandemic. Borrower has decided not to continue documenting a FB and would like to work on a cooperative foreclosure or DIL. Receiver took possession of

	the property on 8/15/2022.

24	30296163	LO	GA	06/03/19	9
	9/12/2022 - 2022 Budget has been approved. Loan will be returned to MS following resolution of pending disbursement requests.

41	30310371	OF	IL	07/01/20	7
	9/12/2022 - Loan transferred for Imminent Monetary Default at borrowers request. Cash Management has been implemented. Loan was F/C on 11/9/21, disposition is expected by Q1 2023.

46	30310374	RT	MI	01/28/22	8
	Loan is transferring to the Special Servicer, Rialto, due to Non-Monetary Default. (excluding Bankruptcy, Foreclosure, Receivership) (Non-Compliance with Cash Management Provisions)

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
10	30295711	19,900,000.00	4.40650%	19,900,000.00	4.40650%	8	08/11/15	08/11/15	08/11/15
24	30296163	0.00	5.22640%	0.00	5.22640%	10	05/06/20	05/06/20	01/28/22
25	30296511	0.00	4.97750%	0.00	4.97750%	8	12/16/20	12/16/20	12/29/20
25	30296511	0.00	4.97750%	0.00	4.97750%	8	07/15/21	07/15/21	07/27/21
28	30296509	0.00	4.97750%	0.00	4.97750%	8	12/16/20	12/16/20	12/29/20
28	30296509	0.00	4.97750%	0.00	4.97750%	8	07/15/21	07/15/21	07/27/21
45	30310373	0.00	5.11420%	0.00	5.11420%	8	03/02/22	03/02/22	03/17/22
Totals		19,900,000.00		19,900,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
10	30295711 08/17/22	19,257,812.52	0.00	1,145,235.85	3,375,391.82	1,145,235.85	(2,230,155.97)	21,487,968.49	0.00	0.00	21,487,968.49	107.97%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		19,257,812.52	0.00	1,145,235.85	3,375,391.82	1,145,235.85	(2,230,155.97)	21,487,968.49	0.00	0.00	21,487,968.49

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
10	30295711	08/17/22	0.00	0.00	21,487,968.49	0.00	0.00	19,257,812.52	0.00	250,886.37	19,508,698.89
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	21,487,968.49	0.00	0.00	19,257,812.52	0.00	250,886.37	19,508,698.89

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
6	0.00	0.00	4,894.29	0.00	0.00	55,417.18	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	3,302.30	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	893.50	0.00	0.00	0.00
14	0.00	0.00	0.00	0.00	842.67	0.00	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	2,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	2,110.17	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	0.00	0.00	477.49	0.00	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	0.00	0.00	434.73	0.00	0.00	0.00	0.33	0.00	0.00	0.00
34	0.00	0.00	0.00	0.00	497.82	0.00	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	2,000.00	0.00	0.00	18,407.46	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	2,000.00	0.00	0.00	0.00	0.00	0.00	126.62	0.00	0.00	0.00
Total	0.00	0.00	16,306.76	0.00	2,252.71	73,824.64	0.00	0.00	1,020.45	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		93,404.56

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Supplemental Notes
None

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